Related Party Transactions (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Borrowings from related party	$ 5,518,072	$ 5,933,584	$ 5,798,235
Trade and other payables	1,838,257	3,887,915	1,940,690
Amounts due to related parties, Total	1,838,257	2,118,424	124,460
Guardforce TH Group Company Limited [Member]
Statement Line Items [Line Items]
Borrowings from related party			12,386,433
Tu Jingyi [Member]
Statement Line Items [Line Items]
Trade and other payables	1,537,327	1,837,327
Junwei Capital Group Ltd. [Member]
Statement Line Items [Line Items]
Trade and other payables	224,766	149,741
Guardforce Security (Thailand) Co.,Ltd [Member]
Statement Line Items [Line Items]
Trade and other payables	69,780	124,825	118,475
Guardforce 3 Limited [Member]
Statement Line Items [Line Items]
Trade and other payables	5,601	5,291	5,270
Guardforce Aviation Security Co.,Ltd [Member]
Statement Line Items [Line Items]
Trade and other payables	$ 783	$ 1,240	$ 715